Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000017255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class A) – including sales charge
Account Value	$ 16,263.1	$ 16,263.1	$ 16,263.1	$ 15,283.08	$ 12,721.6	$ 13,360.75	$ 12,715.62	$ 8,781.93	$ 9,833.5	$ 9,577.61	$ 8,467.47	$ 8,068.5	$ 9,424.81
Average Annual Return, Percent	0.30%	11.79%	4.98%
C000017255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.41%	13.11%	5.61%
C000017257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class C) – including sales charge
Account Value	$ 16,232.5	$ 16,232.5	$ 16,232.5	15,247.25	12,691.78	13,472.63	12,921.83	8,992.23	10,145.47	9,947.64	8,858.5	8,499.19	9,999.99
Average Annual Return, Percent	4.67%	12.20%	4.96%
C000017257 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.65%	12.20%	4.96%
C000066833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class R) – including sales charge
Account Value	$ 16,738.47	$ 16,738.47	$ 16,738.47	15,767.5	13,152.83	13,859.09	13,234.32	9,174.07	10,299.87	10,065.89	8,928.16	8,531.17	10,000
Average Annual Return, Percent	6.16%	12.78%	5.29%
C000066833 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class R) – excluding sales charge
Average Annual Return, Percent	6.16%	12.78%	5.29%
C000045541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Institutional Class) – including sales charge
Account Value	$ 17,718.86	$ 17,718.86	$ 17,718.86	16,607.81	13,784.19	14,445.22	13,713	9,447.04	10,548.47	10,248.72	9,030.86	8,582.58	10,000
Average Annual Return, Percent	6.69%	13.40%	5.89%
C000045541 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.69%	13.40%	5.89%
C000146677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class R6) – including sales charge
Account Value	$ 17,932.35	$ 17,932.35	$ 17,932.35	16,790.12	13,938.95	14,579.24	13,821.53	9,509.45	10,603.73	10,291.87	9,055.64	8,591.46	10,000.01
Average Annual Return, Percent	6.80%	13.53%	6.01%
C000146677 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	6.80%	13.53%	6.01%
C000017258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class Y) – including sales charge
Account Value	$ 17,304.01	$ 17,304.01	$ 17,304.01	16,259.77	13,533.02	14,203.17	13,514.79	9,336.35	10,447.87	10,172.91	8,990.33	8,563.79	10,000
Average Annual Return, Percent	6.42%	13.13%	5.64%
C000017258 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Asset Strategy Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	6.42%	13.13%	5.64%
C000017264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class A) – including sales charge
Account Value	$ 29,791.93	$ 29,791.93	$ 29,791.93	28,911	20,521.67	23,405.52	23,454.83	13,989.88	13,585.46	12,062.81	9,780.4	8,002.14	9,425
Average Annual Return, Percent	(2.88%)	14.95%	11.53%
C000017264 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class A) – excluding sales charge
Average Annual Return, Percent	3.05%	16.32%	12.20%
C000017266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class C) – including sales charge
Account Value	$ 29,717.7	$ 29,717.7	$ 29,717.7	28,838.98	20,470.56	23,568.56	23,807.48	14,309.96	14,006.22	12,528.65	10,232.42	8,432.06	10,000
Average Annual Return, Percent	1.54%	15.39%	11.51%
C000017266 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class C) – excluding sales charge
Average Annual Return, Percent	2.27%	15.39%	11.51%
C000017263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class R) – including sales charge
Account Value	$ 30,559.13	$ 30,559.13	$ 30,559.13	29,725.75	21,157.31	24,213.69	24,368.41	14,592.84	14,227.67	12,677.49	10,314.47	8,465.02	10,000
Average Annual Return, Percent	2.80%	15.93%	11.82%
C000017263 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class R) – excluding sales charge
Average Annual Return, Percent	2.80%	15.93%	11.82%
C000045542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Institutional Class) – including sales charge
Account Value	$ 32,349.6	$ 32,349.6	$ 32,349.6	31,311.26	22,174.89	25,232.09	25,241.83	15,028.24	14,565.59	12,903.9	10,437.36	8,516.2	10,000.02
Average Annual Return, Percent	3.32%	16.57%	12.46%
C000045542 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	3.32%	16.57%	12.46%
C000146678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class R6) – including sales charge
Account Value	$ 32,785.87	$ 32,785.87	$ 32,785.87	31,706.04	22,438.31	25,504.8	25,476.51	15,145.05	14,656.06	12,961.92	10,468.72	8,529.32	10,000.02
Average Annual Return, Percent	3.40%	16.70%	12.61%
C000146678 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	3.40%	16.70%	12.61%
C000017267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class Y) – including sales charge
Account Value	$ 31,631.61	$ 31,631.61	$ 31,631.61	30,691.75	21,786.17	24,854.18	24,909.84	14,858.75	14,428.98	12,810.09	10,386.46	8,495.47	10,000.01
Average Annual Return, Percent	3.06%	16.31%	12.20%
C000017267 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Science and Technology Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	3.06%	16.31%	12.20%
C000017269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class A) – including sales charge
Account Value	$ 17,710.31	$ 17,710.31	$ 17,710.31	19,205.55	16,418.18	19,292.63	21,022.72	11,404.62	13,798.65	12,805.26	10,610.25	8,585.9	9,425
Average Annual Return, Percent	(13.08%)	7.92%	5.88%
C000017269 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(7.79%)	9.20%	6.51%
C000017271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class C) – including sales charge
Account Value	$ 17,739.55	$ 17,739.55	$ 17,739.55	19,237.26	16,445.29	19,475.43	21,375.72	11,692.87	14,250.09	13,319.62	11,116.19	9,052.51	10,000
Average Annual Return, Percent	(9.35%)	8.34%	5.90%
C000017271 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(8.53%)	8.34%	5.90%
C000017268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class R) – including sales charge
Account Value	$ 18,261.92	$ 18,261.92	$ 18,261.92	19,842.32	17,002.8	20,045.75	21,924.43	11,935.02	14,484.36	13,483.57	11,209.41	9,089.98	10,000.01
Average Annual Return, Percent	(7.97%)	8.88%	6.21%
C000017268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(7.97%)	8.88%	6.21%
C000045543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Institutional Class) – including sales charge
Account Value	$ 19,418.54	$ 19,418.54	$ 19,418.54	21,008.29	17,911.78	20,992.53	22,788.73	12,318.22	14,839.95	13,722.62	11,337.64	9,140.82	9,999.99
Average Annual Return, Percent	(7.57%)	9.53%	6.86%
C000045543 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(7.57%)	9.53%	6.86%
C000146679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class R6) – including sales charge
Account Value	$ 19,571.33	$ 19,571.33	$ 19,571.33	21,144.44	18,014.4	21,110.44	22,915.88	12,380.6	14,918.83	13,789.65	11,372.92	9,154.09	10,000
Average Annual Return, Percent	(7.44%)	9.59%	6.95%
C000146679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(7.44%)	9.59%	6.95%
C000017272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class Y) – including sales charge
Account Value	$ 18,854.19	$ 18,854.19	$ 18,854.19	20,442.47	17,482.18	20,545.58	22,378.96	12,140.12	14,689.65	13,623.13	11,282.58	9,119.93	9,999.99
Average Annual Return, Percent	(7.77%)	9.20%	6.55%
C000017272 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Small Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	(7.77%)	9.20%	6.55%
C000017277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class A) – including sales charge
Account Value	$ 27,976.4	$ 27,976.4	$ 27,976.4	25,917.63	19,757.73	21,179.3	18,598.75	11,802.63	12,239.6	11,595.34	9,968.84	9,028.01	9,425
Average Annual Return, Percent	1.76%	17.43%	10.84%
C000017277 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent	7.94%	18.84%	11.49%
C000017279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class C) – including sales charge
Account Value	$ 27,788.05	$ 27,788.05	$ 27,788.05	25,743.14	19,624.71	21,211.91	18,796.86	12,025.4	12,583.52	12,014.12	10,412.17	9,500	10,000
Average Annual Return, Percent	6.26%	17.89%	10.76%
C000017279 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent	7.17%	17.89%	10.76%
C000122149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class R) – including sales charge
Account Value	$ 28,686.39	$ 28,686.39	$ 28,686.39	26,643.36	20,364.08	21,891.97	19,302.27	12,299.9	12,803.46	12,174.63	10,503.37	9,547.54	10,000
Average Annual Return, Percent	7.67%	18.46%	11.11%
C000122149 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent	7.67%	18.46%	11.11%
C000045545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Institutional Class) – including sales charge
Account Value	$ 30,411.68	$ 30,411.68	$ 30,411.68	28,099.09	21,368.7	22,843.43	20,037.11	12,688.42	13,132.38	12,407.87	10,640.33	9,607.02	10,000
Average Annual Return, Percent	8.23%	19.10%	11.76%
C000045545 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	8.23%	19.10%	11.76%
C000146680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class R6) – including sales charge
Account Value	$ 30,757.51	$ 30,757.51	$ 30,757.51	28,398.78	21,580.09	23,064.05	20,190.42	12,767.23	13,193.71	12,445.42	10,659.2	9,616.27	10,000.01
Average Annual Return, Percent	8.31%	19.23%	11.89%
C000146680 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	8.31%	19.23%	11.89%
C000017280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class Y) – including sales charge
Account Value	$ 30,165.37	$ 30,165.37	$ 30,165.37	27,934.84	21,303.45	22,816.9	20,015.66	12,688.43	13,131.01	12,409.52	10,641.81	9,609.12	10,000
Average Annual Return, Percent	7.99%	18.91%	11.67%
C000017280 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Core Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	7.99%	18.91%	11.67%
C000017281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class A) – including sales charge
Account Value	$ 13,636.42	$ 13,636.42	$ 13,636.42	13,335.73	11,976.29	12,733.97	12,599.98	9,831.01	11,172.37	10,855.42	10,289.83	8,690.58	9,425
Average Annual Return, Percent	(2.40%)	5.50%	3.15%
C000017281 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	2.26%	6.75%	3.76%
C000017283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class C) – including sales charge
Account Value	$ 13,665.77	$ 13,665.77	$ 13,665.77	13,364.42	12,002.04	12,854.8	12,809.72	10,063.57	11,519.82	11,271.23	10,762.18	9,153.11	10,000
Average Annual Return, Percent	0.36%	5.95%	3.17%
C000017283 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	1.32%	5.95%	3.17%
C000122150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class R) – including sales charge
Account Value	$ 13,968.41	$ 13,968.41	$ 13,968.41	13,717.81	12,350.13	13,169.65	13,080.78	10,245.2	11,686.59	11,393.53	10,839.42	9,185.73	10,000
Average Annual Return, Percent	1.83%	6.39%	3.40%
C000122150 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class R) – excluding sales charge
Average Annual Return, Percent	1.83%	6.39%	3.40%
C000045546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Institutional Class) – including sales charge
Account Value	$ 14,786.69	$ 14,786.69	$ 14,786.69	14,449.11	12,944.14	13,728.92	13,555.37	10,553.45	11,966.16	11,597.8	10,967.68	9,240.33	10,000
Average Annual Return, Percent	2.34%	6.97%	3.99%
C000045546 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	2.34%	6.97%	3.99%
C000146681 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class R6) – including sales charge
Account Value	$ 15,006.43	$ 15,006.43	$ 15,006.43	14,625.94	13,100.61	13,879.04	13,684.57	10,638.41	12,043.72	11,654.38	11,005.61	9,256.29	10,000
Average Annual Return, Percent	2.60%	7.11%	4.14%
C000146681 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	2.60%	7.11%	4.14%
C000017284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class Y) – including sales charge
Account Value	$ 14,439.6	$ 14,439.6	$ 14,439.6	14,145.26	12,703.3	13,507.53	13,365.25	10,427.67	11,850.04	11,511.69	10,912.23	9,216.45	10,000
Average Annual Return, Percent	2.08%	6.72%	3.74%
C000017284 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie High Income Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	2.08%	6.72%	3.74%
C000017290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class A) – including sales charge
Account Value	$ 34,395.36	$ 34,395.36	$ 34,395.36	32,666.99	24,396.32	26,879.72	23,069.13	15,099.72	14,778.46	13,003.27	10,532.96	9,229.79	9,425.34
Average Annual Return, Percent	(0.75%)	16.51%	13.15%
C000017290 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.29%	17.90%	13.82%
C000017292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class C) – including sales charge
Account Value	$ 34,286.7	$ 34,286.7	$ 34,286.7	32,563.79	24,319.25	27,012.66	23,376.78	15,433.79	15,222.93	13,501.58	11,013.54	9,725.67	10,000.01
Average Annual Return, Percent	3.50%	16.96%	13.11%
C000017292 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.50%	16.96%	13.11%
C000017289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class R) – including sales charge
Account Value	$ 35,289.78	$ 35,289.78	$ 35,289.78	33,591.26	25,151.29	27,805.76	23,956.37	15,743.18	15,472.53	13,665.5	11,104.66	9,760.51	10,000
Average Annual Return, Percent	5.06%	17.52%	13.44%
C000017289 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent	5.06%	17.52%	13.44%
C000045547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Institutional Class) – including sales charge
Account Value	$ 37,543.14	$ 37,543.14	$ 37,543.14	35,563.64	26,492.12	29,109.86	24,908.93	16,253.33	15,856.21	13,910.77	11,236.57	9,820.65	10,000.01
Average Annual Return, Percent	5.57%	18.23%	14.14%
C000045547 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.57%	18.23%	14.14%
C000146682 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class R6) – including sales charge
Account Value	$ 37,816.15	$ 37,816.15	$ 37,816.15	35,793.63	26,652.97	29,291.67	25,056.26	16,346.77	15,942.17	13,976.85	11,271.56	9,836.33	10,000
Average Annual Return, Percent	5.65%	18.26%	14.23%
C000146682 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.65%	18.26%	14.23%
C000017293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class Y) – including sales charge
Account Value	$ 36,572.11	$ 36,572.11	$ 36,572.11	34,729.72	25,936.51	28,588.69	24,537.29	16,060.52	15,715.79	13,833.21	11,194.75	9,796.71	10,000
Average Annual Return, Percent	5.31%	17.89%	13.85%
C000017293 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Large Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	5.31%	17.89%	13.85%
C000017299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class A) – including sales charge
Account Value	$ 21,233.24	$ 21,233.24	$ 21,233.24	24,344.63	21,089.12	23,449.69	23,903.45	12,894.46	13,895.11	12,007.81	9,640.19	8,457.07	9,424.79
Average Annual Return, Percent	(17.80%)	9.19%	7.82%
C000017299 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(12.78%)	10.49%	8.46%
C000017301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class C) – including sales charge
Account Value	$ 21,218.15	$ 21,218.15	$ 21,218.15	24,327.34	21,074.15	23,623.36	24,272.08	13,195.06	14,323.89	12,466.32	10,082.88	8,908.15	10,000
Average Annual Return, Percent	(14.19%)	9.64%	7.81%
C000017301 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(13.41%)	9.64%	7.81%
C000017298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class R) – including sales charge
Account Value	$ 21,818.42	$ 21,818.42	$ 21,818.42	25,082.68	21,782.33	24,294.3	24,865.05	13,468.21	14,556.02	12,625.77	10,168.56	8,944.71	10,000.01
Average Annual Return, Percent	(13.02%)	10.13%	8.11%
C000017298 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(13.02%)	10.13%	8.11%
C000045549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Institutional Class) – including sales charge
Account Value	$ 23,249.71	$ 23,249.71	$ 23,249.71	26,592.16	22,975.49	25,472.6	25,875.8	13,911.84	14,919.5	12,848.59	10,288.16	9,000.26	10,000
Average Annual Return, Percent	(12.57%)	10.82%	8.80%
C000045549 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(12.57%)	10.82%	8.80%
C000146684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class R6) – including sales charge
Account Value	$ 23,414.59	$ 23,414.59	$ 23,414.59	26,755.75	23,101.95	25,612.97	26,014.44	13,986.24	15,001.64	12,911.15	10,323.15	9,015.19	9,999.99
Average Annual Return, Percent	(12.49%)	10.86%	8.88%
C000146684 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(12.49%)	10.86%	8.88%
C000017302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class Y) – including sales charge
Account Value	$ 22,567.29	$ 22,567.29	$ 22,567.29	25,872.67	22,408.08	24,922.64	25,402.08	13,709.67	14,763.18	12,757.34	10,237.49	8,973.88	10,000
Average Annual Return, Percent	(12.78%)	10.48%	8.48%
C000017302 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	(12.78%)	10.48%	8.48%
C000030961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class A) – including sales charge
Account Value	$ 6,373.59	$ 6,373.59	$ 6,373.59	6,745.96	7,021.42	6,772.06	4,252.71	2,189.48	6,366.33	7,781.07	8,932.17	7,219.61	9,425
Average Annual Return, Percent	(10.91%)	22.35%	(4.40%)
C000030961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(5.52%)	23.83%	(3.83%)
C000030963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class C) – including sales charge
Account Value	$ 6,388.94	$ 6,388.94	$ 6,388.94	6,762.22	7,038.34	6,841.68	4,330.88	2,243.2	6,571	8,089.12	9,358.01	7,613.29	10,000
Average Annual Return, Percent	(7.22%)	22.92%	(4.38%)
C000030963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(6.29%)	22.92%	(4.38%)
C000122152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class R) – including sales charge
Account Value	$ 6,574.56	$ 6,574.56	$ 6,574.56	6,973.51	7,274.99	7,041.82	4,434.36	2,292.81	6,692.13	8,203.95	9,442.07	7,646.64	10,000.01
Average Annual Return, Percent	(5.72%)	23.45%	(4.11%)
C000122152 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(5.72%)	23.45%	(4.11%)
C000045550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Institutional Class) – including sales charge
Account Value	$ 7,001.89	$ 7,001.89	$ 7,001.89	7,395.22	7,678.31	7,385.52	4,618.88	2,367.74	6,859.47	8,349.75	9,556.79	7,693.91	10,000
Average Annual Return, Percent	(5.32%)	24.22%	(3.50%)
C000045550 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(5.32%)	24.22%	(3.50%)
C000146685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class R6) – including sales charge
Account Value	$ 7,056.18	$ 7,056.18	$ 7,056.18	7,441.11	7,717.01	7,417.89	4,645.42	2,380.94	6,892.19	8,388.98	9,585.06	7,704.01	10,000
Average Annual Return, Percent	(5.17%)	24.27%	(3.43%)
C000146685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(5.17%)	24.27%	(3.43%)
C000030964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class Y) – including sales charge
Account Value	$ 6,793.68	$ 6,793.68	$ 6,793.68	7,199.12	7,490.58	7,224.15	4,536.56	2,334.74	6,784.9	8,291.86	9,506.7	7,674.42	10,000.01
Average Annual Return, Percent	(5.63%)	23.82%	(3.79%)
C000030964 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Climate Solutions Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	(5.63%)	23.82%	(3.79%)
C000073854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class A) – including sales charge
Account Value	$ 18,186.27	$ 18,186.27	$ 18,186.27	17,079.68	14,309.6	15,339.42	14,668.92	10,271.45	10,990.87	10,344.17	9,719.15	8,962.56	9,425
Average Annual Return, Percent	0.37%	10.78%	6.16%
C000073854 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class A) – excluding sales charge
Average Annual Return, Percent	6.48%	12.10%	6.79%
C000073856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class C) – including sales charge
Account Value	$ 18,171.99	$ 18,171.99	$ 18,171.99	17,066.25	14,298.37	15,471.7	14,909.09	10,512.62	11,332.52	10,746.23	10,167.3	9,438.31	10,000
Average Annual Return, Percent	4.66%	11.24%	6.16%
C000073856 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.66%	11.24%	6.16%
C000122153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class R) – including sales charge
Account Value	$ 18,670.16	$ 18,670.16	$ 18,670.16	17,575.12	14,763.78	15,869.96	15,237.62	10,707.62	11,500.66	10,859.23	10,240.29	9,471	10,000.01
Average Annual Return, Percent	6.23%	11.76%	6.44%
C000122153 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class R) – excluding sales charge
Average Annual Return, Percent	6.23%	11.76%	6.44%
C000073858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Institutional Class) – including sales charge
Account Value	$ 19,760.21	$ 19,760.21	$ 19,760.21	18,508.9	15,471.57	16,550.41	15,788.79	11,029.45	11,773.9	11,054.71	10,364.07	9,530.66	10,000.01
Average Annual Return, Percent	6.76%	12.37%	7.05%
C000073858 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.76%	12.37%	7.05%
C000146686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class R6) – including sales charge
Account Value	$ 20,024.11	$ 20,024.11	$ 20,024.11	18,739.12	15,652.13	16,720.2	15,935.5	11,117.44	11,847.56	11,108.08	10,394.83	9,542.98	10,000.01
Average Annual Return, Percent	6.86%	12.49%	7.19%
C000146686 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	6.86%	12.49%	7.19%
C000073859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class Y) – including sales charge
Account Value	$ 19,299.23	$ 19,299.23	$ 19,299.23	18,120.3	15,181.9	16,273.68	15,559.45	10,895.3	11,658.8	10,976.35	10,312.61	9,504.69	10,000.01
Average Annual Return, Percent	6.51%	12.12%	6.80%
C000073859 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Balanced Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	6.51%	12.12%	6.80%
C000073860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class A) – including sales charge
Account Value	$ 21,122.57	$ 21,122.57	$ 21,122.57	20,124.77	16,038.98	16,791.24	16,326.16	10,342.59	11,702.08	11,348.22	9,623.75	8,847.89	9,424.62
Average Annual Return, Percent	(1.09%)	14.00%	7.76%
C000073860 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.96%	15.35%	8.40%
C000073863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class C) – including sales charge
Account Value	$ 20,969.64	$ 20,969.64	$ 20,969.64	19,979.08	15,922.87	16,813.97	16,505.03	10,549.68	12,045.35	11,770.88	10,061.52	9,321.46	10,000.01
Average Annual Return, Percent	3.19%	14.37%	7.69%
C000073863 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.17%	14.37%	7.69%
C000122154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class R) – including sales charge
Account Value	$ 21,775.49	$ 21,775.49	$ 21,775.49	20,800.27	16,622.46	17,450.84	17,031.95	10,825.49	12,290.9	11,953.85	10,166.1	9,367.87	10,000.02
Average Annual Return, Percent	4.69%	15.00%	8.09%
C000122154 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.69%	15.00%	8.09%
C000073865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Institutional Class) – including sales charge
Account Value	$ 23,058.07	$ 23,058.07	$ 23,058.07	21,925.41	17,426.58	18,197.41	17,654.91	11,154.45	12,582.17	12,164.75	10,286.11	9,426.57	9,999.99
Average Annual Return, Percent	5.17%	15.63%	8.71%
C000073865 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.17%	15.63%	8.71%
C000146687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class R6) – including sales charge
Account Value	$ 23,340.89	$ 23,340.89	$ 23,340.89	22,169.72	17,612.9	18,381.95	17,808.28	11,235.5	12,661.63	12,222.72	10,318.77	9,439.16	9,999.99
Average Annual Return, Percent	5.28%	15.74%	8.85%
C000146687 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.28%	15.74%	8.85%
C000073861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class Y) – including sales charge
Account Value	$ 22,464.28	$ 22,464.28	$ 22,464.28	21,411.58	17,063.96	17,867.07	17,372.4	11,004.63	12,453.38	12,071.01	10,233.17	9,399.9	10,000.01
Average Annual Return, Percent	4.92%	15.34%	8.43%
C000073861 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Growth Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	4.92%	15.34%	8.43%
C000073890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class A) – including sales charge
Account Value	$ 13,996.67	$ 13,996.67	$ 13,996.67	13,424.82	12,170.19	13,738.83	17,014.49	9,389.48	11,432.22	12,809.17	10,051.28	8,058.82	9,425
Average Annual Return, Percent	(1.73%)	7.04%	3.42%
C000073890 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.26%	8.31%	4.03%
C000073892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class C) – including sales charge
Account Value	$ 14,019.35	$ 14,019.35	$ 14,019.35	13,439.33	12,189.92	13,854.47	17,281.34	9,600.44	11,770.4	13,278.57	10,492.51	8,479.95	10,000
Average Annual Return, Percent	2.49%	7.54%	3.44%
C000073892 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.49%	7.54%	3.44%
C000122158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class R) – including sales charge
Account Value	$ 14,448.42	$ 14,448.42	$ 14,448.42	13,896.68	12,634.37	14,286.82	17,749.68	9,820.89	11,987.3	13,473.1	10,595.9	8,518.27	10,000.01
Average Annual Return, Percent	3.97%	8.03%	3.75%
C000122158 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent	3.97%	8.03%	3.75%
C000073894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge
Account Value	$ 15,397.49	$ 15,397.49	$ 15,397.49	14,730.13	13,324.05	14,983.65	18,488.52	10,157.22	12,311.65	13,731.67	10,725.27	8,570.39	10,000
Average Annual Return, Percent	4.53%	8.68%	4.41%
C000073894 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.53%	8.68%	4.41%
C000146689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class R6) – including sales charge
Account Value	$ 15,511.73	$ 15,511.73	$ 15,511.73	14,821.68	13,384.43	15,048.53	18,554.13	10,194.08	12,350.45	13,771.82	10,753.62	8,579.63	10,000.01
Average Annual Return, Percent	4.65%	8.76%	4.49%
C000146689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	4.65%	8.76%	4.49%
C000073889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class Y) – including sales charge
Account Value	$ 14,918.34	$ 14,918.34	$ 14,918.34	14,308.94	12,978.73	14,646.07	18,133.07	9,996.33	12,160.94	13,615.12	10,671.96	8,552.4	10,000
Average Annual Return, Percent	4.26%	8.34%	4.08%
C000073889 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Systematic Emerging Markets Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	4.26%	8.34%	4.08%
C000073896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class A) – including sales charge
Account Value	$ 14,803.64	$ 14,803.64	$ 14,803.64	13,594.46	12,759.31	16,001.79	12,609.75	9,393.36	11,096.22	9,497.85	9,749.19	9,746.68	9,425
Average Annual Return, Percent	2.64%	8.23%	4.00%
C000073896 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class A) – excluding sales charge
Average Annual Return, Percent	8.89%	9.52%	4.62%
C000073898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class C) – including sales charge
Account Value	$ 14,728.59	$ 14,728.59	$ 14,728.59	13,525.56	12,694.62	16,059.36	12,771.67	9,600.82	11,428.06	9,860.31	10,192.52	10,266.67	9,999.99
Average Annual Return, Percent	7.14%	8.60%	3.95%
C000073898 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class C) – excluding sales charge
Average Annual Return, Percent	8.07%	8.60%	3.95%
C000073901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class R) – including sales charge
Account Value	$ 15,349.94	$ 15,349.94	$ 15,349.94	14,125.6	13,293.37	16,711.07	13,205.21	9,863.46	11,674.57	10,015.14	10,302.73	10,321.36	9,999.99
Average Annual Return, Percent	8.67%	9.25%	4.38%
C000073901 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class R) – excluding sales charge
Average Annual Return, Percent	8.67%	9.25%	4.38%
C000073900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Institutional Class) – including sales charge
Account Value	$ 16,251.49	$ 16,251.49	$ 16,251.49	14,880.28	13,935.49	17,424.24	13,685.17	10,161.13	11,955.62	10,199.88	10,426.51	10,386.11	10,000.01
Average Annual Return, Percent	9.22%	9.85%	4.98%
C000073900 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	9.22%	9.85%	4.98%
C000146690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class R6) – including sales charge
Account Value	$ 16,473.92	$ 16,473.92	$ 16,473.92	15,064.39	14,087.55	17,608.13	13,812.1	10,243.39	12,031.91	10,247.14	10,460.68	10,402.16	10,000
Average Annual Return, Percent	9.36%	9.97%	5.12%
C000146690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	9.36%	9.97%	5.12%
C000073895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class Y) – including sales charge
Account Value	$ 15,878.7	$ 15,878.7	$ 15,878.7	14,577.81	13,686.96	17,156.05	13,510.78	10,048.91	11,851.53	10,130.7	10,381.27	10,361.73	10,000
Average Annual Return, Percent	8.93%	9.58%	4.73%
C000073895 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Real Estate Securities Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	8.93%	9.58%	4.73%
C000073903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class A) – including sales charge
Account Value	$ 19,266.86	$ 19,266.86	$ 19,266.86	19,210.83	15,915.99	17,118.15	17,328.27	9,950.43	12,944.79	12,177.84	11,491.54	8,941.08	9,425
Average Annual Return, Percent	(5.50%)	12.78%	6.78%
C000073903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class A) – excluding sales charge
Average Annual Return, Percent	0.29%	14.13%	7.41%
C000073905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class C) – including sales charge
Account Value	$ 19,335.65	$ 19,335.65	$ 19,335.65	19,279.41	15,972.82	17,306.23	17,647.29	10,211.9	13,369.95	12,662.69	12,035.76	9,423.22	10,000
Average Annual Return, Percent	(1.49%)	13.26%	6.82%
C000073905 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(0.49%)	13.26%	6.82%
C000122159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class R) – including sales charge
Account Value	$ 19,953.95	$ 19,953.95	$ 19,953.95	19,954.33	16,576.31	17,863.93	18,148.1	10,447.42	13,623.98	12,847.81	12,155.57	9,476.44	9,999.99
Average Annual Return, Percent	0.00%	13.82%	7.15%
C000122159 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class R) – excluding sales charge
Average Annual Return, Percent	0.00%	13.82%	7.15%
C000073907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Institutional Class) – including sales charge
Account Value	$ 21,247.65	$ 21,247.65	$ 21,247.65	21,142.32	17,471.67	18,724.51	18,874.28	10,783.12	13,957.84	13,070.76	12,297.59	9,529.28	10,000
Average Annual Return, Percent	0.50%	14.53%	7.83%
C000073907 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	0.50%	14.53%	7.83%
C000146691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class R6) – including sales charge
Account Value	$ 21,416.28	$ 21,416.28	$ 21,416.28	21,284.45	17,566.12	18,832.65	18,981.72	10,848.88	14,039.05	13,136.59	12,340.63	9,547.84	10,000
Average Annual Return, Percent	0.62%	14.57%	7.91%
C000146691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	0.62%	14.57%	7.91%
C000073902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class Y) – including sales charge
Account Value	$ 20,591.32	$ 20,591.32	$ 20,591.32	20,538.61	17,011.52	18,291.06	18,511.82	10,624.99	13,812.5	12,975.24	12,240.42	9,507.65	9,999.99
Average Annual Return, Percent	0.25%	14.15%	7.49%
C000073902 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Smid Cap Core Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	0.25%	14.15%	7.49%
C000073942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class A) – including sales charge
Account Value	$ 11,861.75	$ 11,861.75	$ 11,861.75	11,425.35	10,965.59	11,189.02	11,702.67	10,286.52	10,571.01	10,216.92	10,000.29	9,275.53	9,425
Average Annual Return, Percent	(0.84%)	1.69%	1.72%
C000073942 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	3.82%	2.89%	2.33%
C000073939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class C) – including sales charge
Account Value	$ 11,862.26	$ 11,862.26	$ 11,862.26	11,425.85	10,966.07	11,268.54	11,865.79	10,518.14	10,890.56	10,603.14	10,456.48	9,760.9	10,000
Average Annual Return, Percent	2.01%	2.11%	1.72%
C000073939 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.01%	2.11%	1.72%
C000122165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class R) – including sales charge
Account Value	$ 12,071.05	$ 12,071.05	$ 12,071.05	11,662.81	11,216.99	11,482.55	12,058.29	10,658.95	11,006.29	10,697.29	10,511.92	9,798.16	10,000
Average Annual Return, Percent	3.50%	2.52%	1.90%
C000122165 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class R) – excluding sales charge
Average Annual Return, Percent	3.50%	2.52%	1.90%
C000073940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Institutional Class) – including sales charge
Account Value	$ 12,888.2	$ 12,888.2	$ 12,888.2	12,395.66	11,868.2	12,080.76	12,594.89	11,057.74	11,335.12	10,928	10,668.84	9,860.79	10,000
Average Annual Return, Percent	3.97%	3.11%	2.57%
C000073940 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	3.97%	3.11%	2.57%
C000146697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class R6) – including sales charge
Account Value	$ 12,938.53	$ 12,938.53	$ 12,938.53	12,413.95	11,879.16	12,090.59	12,612.17	11,061.05	11,335.8	10,926.36	10,666.43	9,870.46	10,000
Average Annual Return, Percent	4.22%	3.18%	2.61%
C000146697 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	4.22%	3.18%	2.61%
C000073941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class Y) – including sales charge
Account Value	$ 12,599.42	$ 12,599.42	$ 12,599.42	12,133.86	11,643.64	11,888.43	12,421.37	10,918.45	11,220.54	10,856.03	10,615.35	9,846.07	10,000
Average Annual Return, Percent	3.84%	2.91%	2.34%
C000073941 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Global Bond Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	3.84%	2.91%	2.34%
C000073949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class A) – including sales charge
Account Value	$ 10,091.42	$ 10,091.42	$ 10,091.42	10,276.68	9,821.54	10,342.21	7,415.57	4,673.44	7,865.69	8,672.73	8,655.19	7,323.21	9,425
Average Annual Return, Percent	(7.47%)	15.27%	0.09%
C000073949 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(1.80%)	16.64%	0.68%
C000073944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class C) – including sales charge
Account Value	$ 10,159.91	$ 10,159.91	$ 10,159.91	10,346.42	9,888.2	10,492.67	7,578.62	4,801.89	8,141.92	9,019.75	9,063.64	7,717.63	10,000
Average Annual Return, Percent	(3.44%)	15.84%	0.16%
C000073944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(2.52%)	15.84%	0.16%
C000073947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class R) – including sales charge
Account Value	$ 10,620.69	$ 10,620.69	$ 10,620.69	10,837.82	10,387.94	10,958.45	7,849.79	4,947.3	8,318.7	9,178.17	9,165.63	7,760.36	10,000.01
Average Annual Return, Percent	(2.00%)	16.51%	0.60%
C000073947 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class R) – excluding sales charge
Average Annual Return, Percent	(2.00%)	16.51%	0.60%
C000073946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Institutional Class) – including sales charge
Account Value	$ 11,222.33	$ 11,222.33	$ 11,222.33	11,401.38	10,865.77	11,404.5	8,128.83	5,085.19	8,512.46	9,340.48	9,274.23	7,801.08	10,000
Average Annual Return, Percent	(1.57%)	17.15%	1.16%
C000073946 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(1.57%)	17.15%	1.16%
C000146698 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class R6) – including sales charge
Account Value	$ 11,388.1	$ 11,388.1	$ 11,388.1	11,551.29	11,012.12	11,546.4	8,211.45	5,134.04	8,572.76	9,390.94	9,306.55	7,820.35	9,999.99
Average Annual Return, Percent	(1.41%)	17.27%	1.31%
C000146698 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	(1.41%)	17.27%	1.31%
C000073948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class Y) – including sales charge
Account Value	$ 10,958.09	$ 10,958.09	$ 10,958.09	11,157.67	10,667.14	11,222.49	8,011.55	5,028.15	8,436.23	9,273.32	9,230.65	7,781.16	10,000
Average Annual Return, Percent	(1.79%)	16.86%	0.92%
C000073948 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Natural Resources Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	(1.79%)	16.86%	0.92%
C000073961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class A) – including sales charge
Account Value	$ 14,348.09	$ 14,348.09	$ 14,348.09	13,697.86	11,978.01	12,043.67	12,199.21	8,099.23	9,964.83	10,898.93	9,702.83	8,487.99	9,425.41
Average Annual Return, Percent	(1.27%)	10.80%	3.68%
C000073961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.75%	12.12%	4.29%
C000073958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class C) – including sales charge
Account Value	$ 14,416.17	$ 14,416.17	$ 14,416.17	13,762.85	12,034.84	12,184.3	12,428.83	8,306.17	10,293.08	11,329.03	10,154.68	8,945.71	10,000
Average Annual Return, Percent	2.95%	11.31%	3.73%
C000073958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.95%	11.31%	3.73%
C000122166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class R) – including sales charge
Account Value	$ 14,806.1	$ 14,806.1	$ 14,806.1	14,176.16	12,429.01	12,526.05	12,726.47	8,479.7	10,460.04	11,471.79	10,238.69	8,985.12	10,000
Average Annual Return, Percent	4.44%	11.79%	4.00%
C000122166 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class R) – excluding sales charge
Average Annual Return, Percent	4.44%	11.79%	4.00%
C000073960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Institutional Class) – including sales charge
Account Value	$ 15,761.32	$ 15,761.32	$ 15,761.32	15,011.13	13,099.76	13,122.03	13,238.57	8,751.77	10,712.12	11,669.4	10,354.34	9,036.72	9,999.99
Average Annual Return, Percent	5.00%	12.49%	4.65%
C000073960 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.00%	12.49%	4.65%
C000146700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class R6) – including sales charge
Account Value	$ 15,871.29	$ 15,871.29	$ 15,871.29	15,095.74	13,162.79	13,191.97	13,302.06	8,798.32	10,769.96	11,721.33	10,389.76	9,047.79	10,000
Average Annual Return, Percent	5.14%	12.52%	4.73%
C000146700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	5.14%	12.52%	4.73%
C000073956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class Y) – including sales charge
Account Value	$ 15,283.33	$ 15,283.33	$ 15,283.33	14,590.77	12,768.72	12,827.77	12,990.92	8,617.2	10,593.11	11,583.55	10,303.99	9,011.94	10,000.01
Average Annual Return, Percent	4.75%	12.14%	4.33%
C000073956 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie International Core Equity Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	4.75%	12.14%	4.33%
C000146475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class A) – including sales charge
Account Value	$ 21,234.66	$ 21,234.66	$ 21,234.66	21,074.26	17,525.68	18,395.11	17,402.22	10,254.74	12,793.18	12,141.12	11,039.72	9,427.94	9,425
Average Annual Return, Percent	(5.04%)	14.31%	7.82%
C000146475 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class A) – excluding sales charge
Average Annual Return, Percent	0.76%	15.67%	8.46%
C000146476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class C) – including sales charge
Account Value	$ 21,229.45	$ 21,229.45	$ 21,229.45	21,080.85	17,531.15	18,535.66	17,678.07	10,484.61	13,187.38	12,610.22	11,537.23	9,929.66	10,000
Average Annual Return, Percent	(0.93%)	14.82%	7.82%
C000146476 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(0.02%)	14.82%	7.82%
C000146479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class R) – including sales charge
Account Value	$ 21,789.67	$ 21,789.67	$ 21,789.67	21,693.5	18,077.47	19,027.47	18,073.98	10,680.99	13,376.05	12,733.42	11,611.11	9,959.52	10,000
Average Annual Return, Percent	0.45%	15.33%	8.10%
C000146479 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class R) – excluding sales charge
Average Annual Return, Percent	0.45%	15.33%	8.10%
C000146478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge
Account Value	$ 23,261.25	$ 23,261.25	$ 23,261.25	23,044.22	19,110.79	19,993.72	18,852.83	11,052.06	13,733.76	12,996.58	11,782.37	10,028.41	10,000
Average Annual Return, Percent	0.94%	16.05%	8.81%
C000146478 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	0.94%	16.05%	8.81%
C000146481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class R6) – including sales charge
Account Value	$ 23,370.67	$ 23,370.67	$ 23,370.67	23,124.49	19,170.29	20,047	18,903.38	11,081.72	13,778.04	13,016.41	11,786.97	10,028.41	10,000
Average Annual Return, Percent	1.06%	16.10%	8.86%
C000146481 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	1.06%	16.10%	8.86%
C000146480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class Y) – including sales charge
Account Value	$ 22,513.03	$ 22,513.03	$ 22,513.03	22,358.26	18,599.85	19,512.95	18,472.68	10,876.9	13,577.39	12,875.29	11,705.43	9,996.47	10,000
Average Annual Return, Percent	0.70%	15.66%	8.45%
C000146480 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Mid Cap Income Opportunities Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	0.70%	15.66%	8.45%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 23,324.91114	$ 23,324.91114	$ 23,324.91114	21,768.43923	17,667.02744	19,086.64687	17,791.64655	11,508.18956	12,967.72104	12,638.94681	11,005.12957	9,566.203652	10,000
Average Annual Return, Percent	7.15%	15.18%	8.84%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,481.79353	$ 32,481.79353	$ 32,481.79353	30,005.81708	23,102.516	25,037.52747	21,650.18516	13,847.10947	14,885.83115	13,594.80171	11,926.12131	10,178.28009	10,000
Average Annual Return, Percent	8.25%	18.59%	12.50%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	$ 30,515	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent	7.22%	18.18%	11.80%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,563.91571	$ 11,563.91571	$ 11,563.91571	11,025.8957	10,841.76778	11,386.45194	11,879.70777	11,795.92468	10,828.53276	10,364.13565	10,240.96512	10,196.05205	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	$ 31,551	$ 31,551	29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
Average Annual Return, Percent	7.82%	18.47%	12.18%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 14,389.00074	$ 14,389.00074	$ 14,389.00074	13,311.87025	12,308.61336	13,783.71635	15,551.15452	9,818.388354	11,927.95931	12,882.51349	10,311.80266	8,797.343147	10,000
Average Annual Return, Percent	8.09%	7.94%	3.71%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,619	$ 10,619	$ 10,619	10,305	10,254	11,154	11,917	11,386	10,931	10,972	10,258	10,457	10,000
Average Annual Return, Percent	3.05%	(1.63%)	0.60%
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 16,254.58322	$ 16,254.58322	$ 16,254.58322	15,322.10615	13,528.49205	14,250.85606	14,465.64749	9,681.708037	11,467.49417	11,972.23344	10,274.14236	9,081.34478	10,000
Average Annual Return, Percent	6.09%	10.92%	4.98%
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Account Value	$ 24,530.87392	$ 24,530.87392	$ 24,530.87392	22,792.79273	18,410.10481	19,787.95648	18,367.47127	11,826.61366	13,252.89973	12,846.46238	11,128.24093	9,619.354281	10,000
Average Annual Return, Percent	7.63%	15.71%	9.39%
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 57,287.32502	$ 57,287.32502	$ 57,287.32502	54,807.19693	35,827.76395	40,589.7601	37,335.74174	21,704.62322	20,916.51702	18,078.05774	13,787.93997	10,879.22575	10,000
Average Annual Return, Percent	4.53%	21.42%	19.07%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148.27144	$ 18,148.27144	$ 18,148.27144	19,075.22068	15,850.2295	17,728.76906	20,693.60756	10,879.8518	13,362.5686	12,866.79724	10,846.11836	8,815.550404	10,000
Average Annual Return, Percent	(4.86%)	10.78%	6.14%
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 16,153.05332	$ 16,153.05332	$ 16,153.05332	15,012.31463	13,517.2345	14,018.7635	14,059.95393	11,410.37387	12,330.54647	11,639.85839	11,224.97364	9,604.4675	10,000
Average Annual Return, Percent	7.60%	7.20%	4.91%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,883.23644	$ 40,883.23644	$ 40,883.23644	37,938.05539	27,294.25158	30,633.78178	26,643.36278	16,371.36962	16,223.5138	14,389.15689	11,867.019	10,251.69454	10,000
Average Annual Return, Percent	7.76%	20.09%	15.12%
Russell Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 26,267.97199	$ 26,267.97199	$ 26,267.97199	25,361.72886	20,083.28484	21,953.12757	22,150.97103	13,137.45289	14,507.86276	13,009.95752	10,865.48167	9,525.499391	10,000
Average Annual Return, Percent	3.57%	14.86%	10.14%
MSCI ACWI Investable Market Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Investable Market Index (gross)
Account Value	$ 23,871.95	$ 23,871.95	$ 23,871.95	22,357.23	18,170.59	19,582.95	18,345.44	11,589.91	13,208	12,894.62	11,153.67	9,615.368	10,000
Average Annual Return, Percent	6.78%	15.55%	9.09%
MSCI ACWI Investable Market Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Investable Market Index (net)
Account Value	$ 22,716.6424	$ 22,716.6424	$ 22,716.6424	21,370.0808	17,451.65065	18,904.36601	17,784.18114	11,285.89547	12,931.69023	12,692.25644	11,033.76295	9,563.720195	10,000
Average Annual Return, Percent	6.30%	15.02%	8.55%
Bloomberg US Aggregate S000024823 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,563.91571	$ 11,563.91571	$ 11,563.91571	11,025.8957	10,841.76778	11,386.45194	11,879.70777	11,795.92468	10,828.53276	10,364.13565	10,240.96512	10,196.05205	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (gross)
Account Value	$ 14,961.10913	$ 14,961.10913	$ 14,961.10913	13,770.11676	12,680.60014	14,136.93409	15,897.78314	10,003.40266	12,105.05382	13,024.73309	10,388.94494	8,830.222948	10,000
Average Annual Return, Percent	8.65%	8.38%	4.11%
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 16,814.93002	$ 16,814.93002	$ 16,814.93002	15,294.15822	13,835.69318	17,127.65845	13,540.73905	9,827.627827	12,481.70719	10,327.18341	10,814.9137	10,442.79677	10,000
Average Annual Return, Percent	9.94%	11.34%	5.33%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 20,534.13792	$ 20,534.13792	$ 20,534.13792	21,193.32392	17,452.91368	19,476.32271	19,410.08258	10,248.16594	13,218.56844	12,651.36711	11,264.4503	9,268.904463	10,000
Average Annual Return, Percent	(3.11%)	14.91%	7.46%
Bloomberg Global Aggregate Index Hedged to USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index, Hedged to USD
Account Value	$ 12,120.16482	$ 12,120.16482	$ 12,120.16482	11,587.80669	11,127.53449	11,574.19576	12,046.87608	11,868.27184	11,134.32386	10,611.13494	10,356.10848	10,244.33046	10,000
Average Annual Return, Percent	4.59%	0.42%	1.94%
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 17,291.54892	$ 17,291.54892	$ 17,291.54892	18,097.09348	17,232.21967	18,257.93319	14,048.60548	8,440.154744	12,141.66688	12,225.96518	10,486.80634	8,470.345296	10,000
Average Annual Return, Percent	(4.45%)	15.42%	5.63%
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (gross)
Account Value	$ 17,057	$ 17,057	$ 17,057	15,994	14,050	14,723	14,878	9,917	11,686	12,139	10,371	9,122	10,000
Average Annual Return, Percent	6.65%	11.46%	5.48%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 23,295.84679	$ 23,295.84679	$ 23,295.84679	$ 22,706.6556	$ 18,559.39616	$ 20,346.22313	$ 19,029.17706	$ 10,959.13488	$ 13,414.95438	$ 12,599.74462	$ 11,229.8917	$ 9,595.895853	$ 10,000
Average Annual Return, Percent	2.59%	16.28%	8.82%